Accounts Receivable - Schedule of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable [Abstract]
Accounts receivable	¥ 272,990	$ 39,037	¥ 302,465
Less: allowance for credit losses	(6,658)	(952)	(6,752)
Accounts receivable, net	¥ 266,332	$ 38,085	¥ 295,713